Share Capital - Schedule of Information About Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Schedule of Information About Stock Options Outstanding [Line Items]
Number of options outstanding | shares	809,274	2,279,980	1,327,001
Weighted average exercise price	$ 4.93	$ 4.58	$ 5.23
Number of option, Options exercised | shares	541,505	934,222
Weighted average exercise price, Options exercised	$ 4.98	$ 3.85
Major ordinary share transactions [member]
Schedule of Information About Stock Options Outstanding [Line Items]
Number of option, Options exercised | shares	27,501
Weighted average exercise price, Options exercised	$ 4.75
$7.49 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 7.49
Number of options outstanding | shares	20,060
Weighted average remaining contractual life	7 months 24 days
Number of options exercisable | shares	20,060
Weighted average exercise price	$ 7.49
$3.93 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 3.93
Number of options outstanding | shares	160,000
Weighted average remaining contractual life	1 year 25 days
Number of options exercisable | shares	160,000
Weighted average exercise price	$ 3.93
$3.65 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 3.65
Number of options outstanding | shares	12,444
Weighted average remaining contractual life	1 year 7 months 24 days
Number of options exercisable | shares	12,444
Weighted average exercise price	$ 3.65
$4.08 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 4.08
Number of options outstanding | shares	60,000
Weighted average remaining contractual life	1 year 10 months 24 days
Number of options exercisable | shares	60,000
Weighted average exercise price	$ 4.08
$2.67 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 2.67
Number of options outstanding | shares	18,270
Weighted average remaining contractual life	2 years 9 months 29 days
Number of options exercisable | shares	18,270
Weighted average exercise price	$ 2.67
$4.41 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 4.41
Number of options outstanding | shares	245,667
Weighted average remaining contractual life	3 years
Number of options exercisable | shares	90,667
Weighted average exercise price	$ 4.41
$5.07 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 5.07
Number of options outstanding | shares	254,500
Weighted average remaining contractual life	4 years 10 days
Number of options exercisable | shares	31,583
Weighted average exercise price	$ 5.07
$4.83 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 4.83
Number of options outstanding | shares	8,333
Weighted average remaining contractual life	4 years 1 month 6 days
$10.85 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 10.85
Number of options outstanding | shares	30,000
Weighted average remaining contractual life	4 years 8 months 8 days
$2.67 to $10.85 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Number of options outstanding | shares	809,274
Weighted average remaining contractual life	2 years 10 months 6 days
Number of options exercisable | shares	393,024
Weighted average exercise price	$ 4.27
$2.67 to $10.85 [Member] | Bottom of Range [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	2.67
$2.67 to $10.85 [Member] | Top of Range [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 10.85